LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Operating Leases
Operating lease right-of-use assets	$ 96,879	$ 118,845
Total operating lease liabilities	60,679	73,915
Related party
Operating Leases
Operating lease liabilities-related parties	1,661	1,636
Operating lease liabilities, non-current	2,219	3,105
Nonrelated Party
Operating Leases
Operating lease liabilities, current	9,146	11,598
Operating lease liabilities, non-current	$ 47,653	$ 57,576